Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VOYA FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 31, 2024
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Voya Strategic Income Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through income and capital appreciation through all market cycles.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Voya mutual funds. More information about these and other discounts is available from your financial intermediary and in the discussion in the Sales Charges section of the Prospectus (page 89), in Appendix A to the Prospectus, or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 92).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder FeesFees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating ExpensesExpenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 303% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	303.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	 You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Voya mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sold your shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you held your shares
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests in debt instruments, including investment grade securities and below investment grade securities, commonly referred to as “junk bonds.” The Fund may invest in below investment grade securities without limit. Investment grade securities, at the time of purchase, are rated at least Baa3 by Moody’s Investors Service, Inc., BBB- by S&P Global Ratings, BBB- by Fitch Ratings, or have an equivalent rating by a Nationally Recognized Statistical Rating Organization, or, if unrated, are determined by the sub-adviser (the “Sub-Adviser”) to be of comparable quality. The Fund may also invest in floating rate loans, and other floating rate debt instruments.The Fund is not managed relative to an index and instead seeks to produce positive returns across varying market conditions. To seek this goal, the Fund has flexibility to invest across a broad range of debt instruments and derivatives. The Fund generally maintains a dollar-weighted average duration profile between -2 and 6 years. Duration is a commonly used measure of risk in debt instruments as it incorporates multiple features of debt instruments (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the debt instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for the debt instrument prices. For example, the price of a bond with an average duration of 5 years would be expected to fall approximately 5% if market interest rates rose by 1%. Conversely, the price of a bond with an average duration of 5 years would be expected to rise approximately 5% if market interest rates dropped by 1%.Debt instruments may include, without limitation, instruments issued by various U.S. and foreign (non-U.S.) (including those located in emerging market countries) public- or private-sector entities, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, corporate debt, asset- and mortgage-backed securities, preferred stock, bank certificates of deposit, fixed time deposits, bankers' acceptances and money market instruments, including money market funds denominated in U.S. dollars or foreign (non-U.S.) currencies. Floating rate loans and other floating rate debt instruments include floating rate bonds, floating rate notes, floating rate debentures, and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and foreign (non-U.S.) corporations or other business entities. The Fund may also invest in inflation-indexed bonds of varying maturities issued by the U.S. and foreign (non-U.S.) governments, their agencies and instrumentalities, and U.S. and foreign (non-U.S.) corporations.The Fund may also invest in derivatives, including options, futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), and currency forwards, as a substitute for taking a position in an underlying asset, to make tactical asset allocations, to seek to minimize risk, to enhance returns, and/or assist in managing cash.In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors to determine whether one or more factors may have a material effect. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer’s ESG standing. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in an issuer, if at all, will depend on the analysis and judgment of the Sub-Adviser.The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder.The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices with investment characteristics similar to those of the Fund for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Performance for other share classes would differ to the extent they have differences in their fees and expenses. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in expenses between the two classes. If adjusted for such differences, returns would be different.The Fund’s performance prior to May 1, 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior period, the performance information shown would have been different. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to https://individuals.voya.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices with investment characteristics similar to those of the Fund for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://individuals.voya.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A(as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	 Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter:2nd Quarter 20206.57%Worst quarter:1st Quarter 2020-10.68%Year-to-date total return:June 30, 20242.95%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns %  <br/>(for the periods ended December 31, 2023)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	 However, the table includes all applicable fees and sales charges.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM  (MSCI ACWI) in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund's principal investment strategies.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	 In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money on an investment in the Fund.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Bank Instruments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory, or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund. In the event of a bank insolvency or failure, the Fund may be considered a general creditor of the bank, and it might lose some or all of the funds deposited with the bank. Even where it is recognized that a bank might be in danger of insolvency or failure, the Fund might not be able to withdraw or transfer its money from the bank in time to avoid any adverse effects of the insolvency or failure. Volatility in the banking system may impact the viability of banking and financial services institutions. In the event of failure of any of the financial institutions where the Fund maintains its cash and cash equivalents, there can be no assurance that the Fund would be able to access uninsured funds in a timely manner or at all and the Fund may incur losses. Any such event could adversely affect the business, liquidity, financial position and performance of the Fund.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Company: The price of a company’s stock could decline or underperform for many reasons, including, among others, poor management, financial problems, reduced demand for the company’s goods or services, regulatory fines and judgments, or business challenges. If a company is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, its stock could become worthless.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. In addition, because convertible securities react to changes in the value of the underlying stock, they are subject to market risk.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit: The Fund could lose money if the issuer or guarantor of a debt instrument in which the Fund invests, or the counterparty to a derivative contract the Fund entered into, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services, or otherwise) as unable or unwilling, to meet its financial obligations. Asset-backed (including mortgage-backed) securities that are not issued by U.S. government agencies may have a greater risk of default because they are not guaranteed by either the U.S. government or an agency or instrumentality of the U.S. government. The credit quality of typical asset-backed securities depends primarily on the credit quality of the underlying assets and the structural support (if any) provided to the securities.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Credit Default Swaps Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a credit default swap is generally obligated to pay the seller an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. As a seller of a credit default swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity, and leveraging risks, and the risk that the swap may not correlate with its reference obligation as expected. Certain standardized credit default swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to different kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions. The manager may use a model to guide currency risk taking. The manager has discretion as to whether to use the model. There is no guarantee that the use of the model will result in effective investment decisions for the Fund.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Deflation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Deflation: Deflation occurs when prices throughout the economy decline over time — the opposite of inflation. Unless repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed, when there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Derivative Instruments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, reference rate, or index credit risk with respect to the counterparty, risk of loss due to changes in market interest rates, liquidity risk, valuation risk, and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the asset, reference rate, or index being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Environmental Social and Governance Fixed Income [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Environmental, Social, and Governance (Fixed Income): The Sub-Adviser’s consideration of ESG factors in selecting investments for the Fund is based on information that is not standardized, some of which can be qualitative and subjective by nature. The Sub-Adviser’s assessment of ESG factors in respect of obligations of an issuer may rely on third-party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of the Fund’s assets that will be invested in obligations of issuers that the Sub-Adviser views favorably in light of ESG factors, and the Sub-Adviser may choose not to invest in obligations of issuers that compare favorably to obligations of other issuers on the basis of ESG factors. It is possible that the Fund will have less exposure to obligations of certain issuers due to the Sub-Adviser’s assessment of ESG factors than other comparable mutual funds. There can be no assurance that an investment selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Floating Rate Loans Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan (which can include certain bank loans), the Fund will experience a reduction in its income and a decline in the market value of such floating rate loan. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the borrower’s obligations under the loan, and such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time. Delay in the receipts of settlement proceeds may impair the ability of the Fund to meet its redemption obligations, and may limit the ability of the Fund to repay debt, pay dividends, or to take advantage of new investment opportunities.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Foreign Non US Investments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign (Non-U.S.) Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets; differing reporting, accounting, auditing and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign (non-U.S.) investment risks may be greater in developing and emerging markets than in developed markets.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | High Yield Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High-Yield Securities: Lower-quality securities (including securities that are or have fallen below investment grade and are classified as “junk bonds” or “high-yield securities”) have greater credit risk and liquidity risk than higher-quality (investment grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower-quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Inflation Indexed Bonds Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these bonds (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Interest in Loans Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest in Loans: The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate: A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. As of the date of this Prospectus, the U.S. has recently experienced a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that the Fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact the Fund’s operations and return potential.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the prices at which it sells illiquid securities will be less than the prices at which they were valued when held by the Fund, which could cause the Fund to lose money. The prices of illiquid securities may be more volatile than more liquid securities, and the risks associated with illiquid securities may be greater in times of financial stress. Certain securities that are liquid when purchased may later become illiquid, particularly in times of overall economic distress or due to geopolitical events such as sanctions, trading halts, or wars.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt instruments. Additionally, legislative, regulatory or tax policies or developments may adversely impact the investment techniques available to a manager, add to costs, and impair the ability of the Fund to achieve its investment objectives.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Market Capitalization Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Capitalization: Stocks fall into three broad market capitalization categories: large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-capitalization companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in large-capitalization companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with large-capitalization companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Market Disruption and Geopolitical Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Disruption and Geopolitical: The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Mortgage and or Asset Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage- and/or Asset-Backed Securities: Defaults on, or low credit quality or liquidity of, the underlying assets of the asset-backed (including mortgage-backed) securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets, and the value of collateral may not satisfy the obligation upon default. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Other Investment Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies: The main risk of investing in other investment companies, including ETFs, is the risk that the value of an investment company’s underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Fund’s expenses. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject. In addition, shares of ETFs may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and authorized participants may step away from making a market in an ETF’s shares, which could cause a material decline in the ETF’s net asset value.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Portfolio Turnover [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover: The Fund may engage in active and frequent trading of portfolio securities to carry out its investment strategies, which may result in high portfolio turnover. A high portfolio turnover rate may increase transaction costs, which may lower the Fund’s performance and may increase the likelihood of capital gains distributions.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Preferred Stocks [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred Stocks: Preferred stock generally has preference over common stock but is generally subordinate to debt instruments with respect to dividends and liquidation. Preferred stocks are subject to the risks associated with other types of equity securities, as well as greater credit or other risks than senior debt instruments. In addition, preferred stocks are subject to other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rate, regulatory changes and special redemption rights.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Prepayment and Extension Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This risk is heightened in a falling market interest rate environment. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This risk is heightened in a rising market interest rate environment. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Securities Lending Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Securities Lending: Securities lending involves two primary risks: “ investment risk ” and “ borrower default risk. ” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Sovereign Debt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sovereign Debt: Sovereign debt is issued or guaranteed by foreign (non-U.S.) government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt due to cash flow problems, insufficient foreign currency reserves, political considerations, social changes, the relative size of its debt position to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting amounts owed on sovereign debt, such as bankruptcy proceedings, that a government does not pay.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | US Government Securities and Obligations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities and Obligations: U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies, or government-sponsored enterprises. U.S. government securities are subject to market risk and interest rate risk, and may be subject to varying degrees of credit risk.
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.88%	[2]
1 Yr	rr_ExpenseExampleYear01	$ 338
3 Yrs	rr_ExpenseExampleYear03	524
5 Yrs	rr_ExpenseExampleYear05	725
10 Yrs	rr_ExpenseExampleYear10	1,307
1 Yr	rr_ExpenseExampleNoRedemptionYear01	338
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	524
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	725
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,307
2014	rr_AnnualReturn2014	3.98%
2015	rr_AnnualReturn2015	2.31%
2016	rr_AnnualReturn2016	5.07%
2017	rr_AnnualReturn2017	5.40%
2018	rr_AnnualReturn2018	1.25%
2019	rr_AnnualReturn2019	8.09%
2020	rr_AnnualReturn2020	1.28%
2021	rr_AnnualReturn2021	1.89%
2022	rr_AnnualReturn2022	(7.49%)
2023	rr_AnnualReturn2023	7.82%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.68%)
1 Yr	rr_AverageAnnualReturnYear01	5.11%
5 Yrs	rr_AverageAnnualReturnYear05	1.65%
10 Yrs	rr_AverageAnnualReturnYear10	2.61%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2012
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.63%	[2]
1 Yr	rr_ExpenseExampleYear01	$ 266
3 Yrs	rr_ExpenseExampleYear03	514
5 Yrs	rr_ExpenseExampleYear05	887
10 Yrs	rr_ExpenseExampleYear10	1,933
1 Yr	rr_ExpenseExampleNoRedemptionYear01	166
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	514
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	887
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,933
1 Yr	rr_AverageAnnualReturnYear01	6.07%
5 Yrs	rr_AverageAnnualReturnYear05	1.38%
10 Yrs	rr_AverageAnnualReturnYear10	2.24%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2012
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.63%	[2]
1 Yr	rr_ExpenseExampleYear01	$ 64
3 Yrs	rr_ExpenseExampleYear03	202
5 Yrs	rr_ExpenseExampleYear05	351
10 Yrs	rr_ExpenseExampleYear10	786
1 Yr	rr_ExpenseExampleNoRedemptionYear01	64
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	202
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	351
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 786
1 Yr	rr_AverageAnnualReturnYear01	8.08%
5 Yrs	rr_AverageAnnualReturnYear05	2.38%
10 Yrs	rr_AverageAnnualReturnYear10	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2012
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.13%	[2]
1 Yr	rr_ExpenseExampleYear01	$ 115
3 Yrs	rr_ExpenseExampleYear03	359
5 Yrs	rr_ExpenseExampleYear05	622
10 Yrs	rr_ExpenseExampleYear10	1,375
1 Yr	rr_ExpenseExampleNoRedemptionYear01	115
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	359
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	622
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,375
1 Yr	rr_AverageAnnualReturnYear01	7.58%
5 Yrs	rr_AverageAnnualReturnYear05	1.88%
10 Yrs	rr_AverageAnnualReturnYear10	2.57%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2012
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.56%	[2]
1 Yr	rr_ExpenseExampleYear01	$ 57
3 Yrs	rr_ExpenseExampleYear03	179
5 Yrs	rr_ExpenseExampleYear05	313
10 Yrs	rr_ExpenseExampleYear10	701
1 Yr	rr_ExpenseExampleNoRedemptionYear01	57
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	179
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	313
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 701
1 Yr	rr_AverageAnnualReturnYear01	8.16%
5 Yrs	rr_AverageAnnualReturnYear05	2.44%
10 Yrs	rr_AverageAnnualReturnYear10	3.21%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 23, 2015
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Class W
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.63%	[2]
1 Yr	rr_ExpenseExampleYear01	$ 64
3 Yrs	rr_ExpenseExampleYear03	202
5 Yrs	rr_ExpenseExampleYear05	351
10 Yrs	rr_ExpenseExampleYear10	786
1 Yr	rr_ExpenseExampleNoRedemptionYear01	64
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	202
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	351
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 786
1 Yr	rr_AverageAnnualReturnYear01	8.10%
5 Yrs	rr_AverageAnnualReturnYear05	2.38%
10 Yrs	rr_AverageAnnualReturnYear10	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2012
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | After tax on distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.04%
5 Yrs	rr_AverageAnnualReturnYear05	0.09%
10 Yrs	rr_AverageAnnualReturnYear10	1.16%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | After tax on distributions with sale | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.98%
5 Yrs	rr_AverageAnnualReturnYear05	0.59%
10 Yrs	rr_AverageAnnualReturnYear10	1.36%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Bloomberg U.S. Aggregate Bond Index, | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.53%	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05	1.10%	[4],[5]
10 Yrs	rr_AverageAnnualReturnYear10	1.81%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[4],[5]
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Bloomberg U.S. Aggregate Bond Index, | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.53%	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05	1.10%	[4],[5]
10 Yrs	rr_AverageAnnualReturnYear10	1.81%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[4],[5]
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Bloomberg U.S. Aggregate Bond Index, | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.53%	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05	1.10%	[4],[5]
10 Yrs	rr_AverageAnnualReturnYear10	1.81%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[4],[5]
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Bloomberg U.S. Aggregate Bond Index, | Class R
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.53%	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05	1.10%	[4],[5]
10 Yrs	rr_AverageAnnualReturnYear10	1.81%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[4],[5]
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Bloomberg U.S. Aggregate Bond Index, | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.53%	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05	1.10%	[4],[5]
10 Yrs	rr_AverageAnnualReturnYear10	1.81%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[4],[5]
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Bloomberg U.S. Aggregate Bond Index, | Class W
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.53%	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05	1.10%	[4],[5]
10 Yrs	rr_AverageAnnualReturnYear10	1.81%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[4],[5]
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | MSCI ACWI, | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.20%	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05	11.72%	[4],[5]
10 Yrs	rr_AverageAnnualReturnYear10	7.93%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[4],[5]
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | MSCI ACWI, | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.20%	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05	11.72%	[4],[5]
10 Yrs	rr_AverageAnnualReturnYear10	7.93%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[4],[5]
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | MSCI ACWI, | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.20%	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05	11.72%	[4],[5]
10 Yrs	rr_AverageAnnualReturnYear10	7.93%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[4],[5]
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | MSCI ACWI, | Class R
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.20%	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05	11.72%	[4],[5]
10 Yrs	rr_AverageAnnualReturnYear10	7.93%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[4],[5]
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | MSCI ACWI, | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.20%	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05	11.72%	[4],[5]
10 Yrs	rr_AverageAnnualReturnYear10	7.93%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[4],[5]
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | MSCI ACWI, | Class W
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.20%	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05	11.72%	[4],[5]
10 Yrs	rr_AverageAnnualReturnYear10	7.93%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[4],[5]
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.12%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	2.02%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	1.44%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.12%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	2.02%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	1.44%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.12%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	2.02%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	1.44%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index | Class R
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.12%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	2.02%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	1.44%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.12%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	2.02%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	1.44%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index | Class W
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.12%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	2.02%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	1.44%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Bloomberg U.S. Universal Bond Index | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.17%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	1.44%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	2.08%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Bloomberg U.S. Universal Bond Index | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.17%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	1.44%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	2.08%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Bloomberg U.S. Universal Bond Index | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.17%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	1.44%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	2.08%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Bloomberg U.S. Universal Bond Index | Class R
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.17%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	1.44%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	2.08%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Bloomberg U.S. Universal Bond Index | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.17%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	1.44%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	2.08%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class A C I R R6 and W Shares | Voya Strategic Income Opportunities Fund | Bloomberg U.S. Universal Bond Index | Class W
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.17%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	1.44%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	2.08%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more.
[2]	Expense information has been restated to reflect current contractual rates.
[3]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 1.15%, 1.90%, 0.72%, 1.40%, 0.60%, and 0.90% for Class A, Class C, Class I, Class R, Class R6, and Class W shares, respectively, through August 1, 2025. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. Termination or modification of these obligations requires approval by the Fund’s Board of Trustees (the “Board”).
[4]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM (MSCI ACWI) in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund's principal investment strategies.
[5]	The index returns do not reflect deductions for fees, expenses, or taxes.